Subsequent Events	3 Months Ended
Nov. 25, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act into law. The change in the tax law will be partially effective in the current 2018 fiscal year and fully effective in the 2019 fiscal year. The primary impacts to the Company include repeal of the alternative minimum tax regime, decrease of the corporate income tax rate structure, and net operating loss limitations.  These changes will have a material impact to the value of deferred tax assets and liabilities, the value of the Company’s TRA, and the Company’s future taxable income and effective tax rate.
Additionally, we currently anticipate the enacted changes in the corporate tax rate and calculation of taxable income will have a favorable effect on our financial condition, profitability, and/or cash flows. The Company is analyzing the Tax Cuts and Jobs Act with its professional advisers. Until such analysis is complete, the full impact of the new tax law on the Company in future periods is uncertain, and no assurances can be made by the Company on any potential impacts.